Financial assets and liabilities - Financing activity (Details) € in Millions, £ in Millions, $ in Millions									1 Months Ended	12 Months Ended
	Dec. 02, 2019 EUR (€)	Dec. 02, 2019 USD ($)	Nov. 29, 2019 EUR (€)	Nov. 14, 2019 EUR (€)	Nov. 14, 2019 USD ($)	Oct. 31, 2019 USD ($)	Aug. 13, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Nov. 01, 2019 USD ($)	Oct. 31, 2019 EUR (€)	Oct. 31, 2019 USD ($)	Aug. 12, 2019 EUR (€)	Aug. 12, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Financial assets and liabilities
Lease liabilities															$ 466
Lease liabilities due to initial adoption of IFRS 16 as of January 1, 2019																							$ 349
New lease liabilities incurred during the year										$ 169
Lease liabilities divested						$ 84
Lease payments										78	$ 4
Issuance of notes															5,529								7,737
Stated interest rate																			5.25%	5.25%
Repayments of borrowings										4,088	$ 442	$ 4,384
Undrawn amount															$ 664								$ 640
2.125% Senior Secured Notes due 2026
Financial assets and liabilities
Issuance of notes | €																			€ 440
Stated interest rate													2.125%	2.125%	2.125%		2.125%	2.125%	2.125%	2.125%	2.125%	2.125%	2.125%
Repayments of borrowings | €	€ 1
Tender offers made to repurchase Senior Secured Notes | €																	€ 440
Aggregate principal amount | €													€ 439
4.125% Senior Secured Notes due 2026
Financial assets and liabilities
Issuance of notes																				$ 500
Stated interest rate													4.125%	4.125%	4.125%		4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Tender offers made to repurchase Senior Secured Notes																		$ 500
Aggregate principal amount															$ 500
5.250% Senior Notes due 2027
Financial assets and liabilities
Issuance of notes																				$ 800
Stated interest rate													5.25%	5.25%	5.25%						5.25%	5.25%	5.25%
Aggregate principal amount															$ 800
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate													2.75%	2.75%	2.75%		2.75%	2.75%			2.75%	2.75%	2.75%
Repayments of borrowings | €	€ 9
Tender offers made to repurchase Senior Secured Notes | €																	€ 750
Aggregate principal amount | €													€ 741								€ 750
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate				4.625%	4.625%								4.625%	4.625%	4.625%						4.625%	4.625%	4.625%
Repayments of borrowings					$ 1,000
Aggregate principal amount																							$ 1,000
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate				4.125%	4.125%								4.125%	4.125%	4.125%						4.125%	4.125%	4.125%
Repayments of borrowings | €				€ 440
Aggregate principal amount | €																					€ 440
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate													4.25%	4.25%	4.25%		4.25%	4.25%			4.25%	4.25%	4.25%
Repayments of borrowings		$ 20
Tender offers made to repurchase Senior Secured Notes																		$ 715
Aggregate principal amount															$ 695								$ 715
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate													4.75%	4.75%	4.75%						4.75%	4.75%	4.75%
Aggregate principal amount | £														£ 400								£ 400
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate													6.00%	6.00%	6.00%						6.00%	6.00%	6.00%
Aggregate principal amount															$ 1,700								$ 1,700
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate							7.25%						7.25%	7.25%	7.25%						7.25%	7.25%	7.25%
Repayments of borrowings							$ 1,650
Aggregate principal amount																							$ 1,650
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate			6.75%										6.75%	6.75%	6.75%						6.75%	6.75%	6.75%
Repayments of borrowings | €			€ 750
Aggregate principal amount | €																					€ 750
6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate								6.00%	6.00%
Repayments of borrowings								$ 440	$ 440
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum borrowing capacity															$ 663	$ 700		$ 850					$ 739
Undrawn amount															663								$ 639
Discontinued operations
Financial assets and liabilities
Lease payments										$ 14
Aggregate continuing and discontinued operations
Financial assets and liabilities
Lease liabilities															$ 364